UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22082

Name of Fund: BlackRock EcoSolutions Investment Trust (BQR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EcoSolutions Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Auto Components – 0.9%
Johnson Controls, Inc.(a)	30,100	$1,112,195

Building Products – 0.2%
Kingspan Group Plc	23,600	236,654

Chemicals – 23.5%
Agrium, Inc.(a)	36,200	3,163,156
CF Industries Holdings, Inc.(a)	13,150	2,042,458
Incitec Pivot Ltd.	305,600	1,323,852
Israel Chemicals Ltd.	90,000	1,513,219
K+S AG	20,600	1,643,620
Makhteshim-Agan Industries Ltd.(b)	190,000	1,048,908
Monsanto Co.(a)	45,400	3,335,992
The Mosaic Co.(a)	40,100	2,835,872
Nalco Holding Co.	24,300	859,005
Novozymes A/S, B Shares	9,400	1,532,964
Nufarm Ltd.(b)	79,160	377,269
Potash Corp. of Saskatchewan, Inc.(a)	58,500	3,381,885
Sinofert Holdings Ltd.	3,017,500	1,139,895
Syngenta AG(b)	10,200	3,247,016
Umicore	29,700	1,513,010
Wacker Chemie AG	7,600	1,437,187

		30,395,308

Commercial Services & Supplies – 2.1%
Tetra Tech, Inc.(a)(b)	97,800	2,151,600
Tianjin Capital Environmental Protection Group Co. Ltd.	2,083,000	596,462

		2,748,062

Construction & Engineering – 2.0%
Insituform Technologies, Inc.(a)(b)	15,800	316,790
Layne Christensen Co.(a)(b)	11,900	348,789
Quanta Services, Inc.(a)(b)(c)	54,800	1,014,896
The Shaw Group, Inc.(a)(b)	35,600	921,328

		2,601,803

Electric Utilities – 3.9%
Acciona SA	5,450	563,631
Iberdrola SA	277,005	2,250,860
NextEra Energy, Inc.	27,500	1,519,375
Scottish & Southern Energy Plc	32,000	685,639

		5,019,505

Electrical Equipment – 3.3%
ABB Ltd.(b)	17,000	407,179
American Superconductor Corp.(a)(b)	37,200	272,304
Gamesa Corp. Tecnologica SA	50,100	366,167
General Cable Corp.(a)(b)	10,000	397,700
Nordex SE(b)	9,100	65,449
Roper Industries, Inc.	13,300	1,085,679
Schneider Electric SA	6,300	910,446
Vestas Wind Systems A/S(b)	37,200	820,123

		4,325,047

Electronic Equipment, Instruments & Components – 1.7%
Itron, Inc.(a)(b)	30,000	1,291,200
Trimble Navigation Ltd.(b)	27,310	971,690

		2,262,890

Food Products – 13.4%
Agria Corp. - ADR	100,000	95,000
Archer-Daniels-Midland Co.(a)	47,100	1,430,898
BrasilAgro - Companhia Brasileira de Propriedades AG(b)	525,200	3,420,395
Bunge Ltd.(a)	28,300	1,947,323
Cosan Ltd., A Shares(a)	98,700	1,216,971
Cresud SACIF y A - ADR	52,100	791,399
Illovo Sugar Ltd.	234,900	910,356
IOI Corp. Bhd	533,333	925,240
Sao Martinho SA	200,000	2,873,263
SLC Agricola SA	150,000	1,641,358
SunOpta, Inc.(b)	70,000	412,300
Viterra, Inc.	103,946	1,177,137
Wilmar International Ltd.	95,000	464,751

		17,306,391

Independent Power Producers & Energy Traders – 0.8%
China Longyuan Power Group Corp.	150,000	129,999
Enel Green Power SpA	100,000	249,746
Ormat Technologies, Inc.(a)	21,500	448,490
Trina Solar Ltd. - ADR(a)(b)	12,500	223,875

		1,052,110

Industrial Conglomerates – 0.5%
Orkla ASA	65,900	619,299

Machinery – 8.6%
AGCO Corp.(a)(b)	42,100	1,996,382
CNH Global NV(b)	29,200	1,113,688
Deere & Co.(a)	24,100	1,892,091
Hansen Transmissions International NV(b)	450,000	476,429
IDEX Corp.(a)	13,200	547,536
Kurita Water Industries Ltd.	67,700	1,966,093
Pentair, Inc.(a)	54,300	1,998,783
Watts Water Technologies, Inc.(a)	34,000	1,140,020

		11,131,022

Materials – 2.0%
Johnson Matthey Plc	77,500	2,583,180

Multi-Utilities – 1.7%
Hera SpA	453,600	894,289
Suez Environnement Co.	11,525	213,643
United Utilities Group Plc	91,181	878,890
Veolia Environnement	11,000	247,638

		2,234,460

Oil, Gas & Consumable Fuels – 2.0%
Cheniere Energy, Inc.(a)(b)	11,100	114,330
D1 Oils Plc	360,099	11,378
Rentech, Inc.(b)	500,000	470,100
Sasol Ltd.	30,000	1,504,810
Sasol Ltd. - ADR(a)	9,800	491,470

		2,592,088

Paper & Forest Products – 0.5%
Fibria Celulose SA - ADR(a)	28,500	340,860
Precious Woods Holding AG(b)	20,000	378,629

		719,489

Real Estate Investment Trusts (REITs) – 2.8%
Plum Creek Timber Co., Inc.(a)	60,900	2,327,598
Rayonier, Inc.(a)	19,750	1,272,888

		3,600,486

JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Road & Rail – 0.7%
All American Latina Logistica SA	133,000	$969,081

Semiconductors & Semiconductor Equipment – 1.0%
First Solar, Inc.(a)(b)(c)	5,400	638,442
MEMC Electronic Materials, Inc.(a)(b)	19,400	143,948
Renewable Energy Corp. ASA(b)	30,000	55,584
Solarworld AG	28,500	325,159
SunPower Corp., Class A(b)(c)	785	15,410
Suntech Power Holdings Co. Ltd. - ADR(a)(b)	14,600	107,164

		1,285,707

Water Utilities – 24.1%
American States Water Co.	48,900	1,671,891
American Water Works Co., Inc.	64,100	1,794,800
Aqua America, Inc.(a)	118,800	2,512,620
Artesian Resources Corp., Class A	39,400	717,080
The Athens Water Supply & Sewage Co. SA	89,950	537,988
California Water Service Group	101,600	1,860,296
China Water Affairs Group Ltd.	4,556,000	1,495,718
Cia de Saneamento Basico do Estado de Sao Paulo	81,000	2,426,057
Cia de Saneamento de Minas Gerais	160,000	3,342,683
Hyflux Ltd.	869,000	1,412,638
Inversiones Aguas Metropolitanas SA	1,500,000	2,354,754
Manila Water Co., Inc	5,610,000	2,630,603
Northumbrian Water Group Plc	430,900	3,187,655
Pennon Group Plc	215,200	2,551,182
Severn Trent Plc	113,500	2,658,372

		31,154,337

Total Long-Term Investments (Cost – $134,540,135) – 95.7%		123,949,114

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.06%(d)(e)	7,017,360	7,017,360
BlackRock Liquidity Series, LLC Money Market Series,
0.09%(d)(e)(f)	$596,517	596,517

Total Short-Term Securities (Cost – $7,613,877) – 5.9%		7,613,877

Total Investments Before Outstanding Options Written (Cost – $142,154,012*) – 101.6%		131,562,991

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.3)%
AGCO Corp., Strike Price USD 46.50, Expires 8/03/11	190	(23,925)
Agrium, Inc.:
Strike Price USD 90, Expires 8/22/11	80	(13,800)
Strike Price USD 85, Expires 8/22/11	83	(35,690)
American Superconductor Corp., Strike Price USD 8, Expires 8/22/11	170	(3,400)
Aqua America, Inc., Strike Price USD 22.50, Expires 8/22/11	170	(1,700)
Archer-Daniels-Midland Co.:
Strike Price USD 31, Expires 8/22/11	165	(11,468)
Strike Price USD 32, Expires 8/22/11	50	(1,850)
Bunge Ltd., Strike Price USD 70, Expires 8/22/11	130	(15,600)
CF Industries Holdings, Inc., Strike Price USD 155, Expires 8/22/11	60	(41,550)
Cheniere Energy, Inc., Strike Price USD 11, Expires 8/22/11	50	(2,750)
Cosan Ltd., A Shares, Strike Price USD 12.50, Expires 8/22/11	445	(17,800)
Deere & Co., Strike Price USD 82.50, Expires 8/22/11	100	(12,300)
Fibria Celulose SA - ADR, Strike Price USD 12.50, Expires 9/19/11	130	(5,850)
First Solar, Inc., Strike Price USD 125, Expires 8/22/11	25	(8,938)
General Cable Corp., Strike Price USD 45, Expires 8/22/11	45	(1,913)
IDEX Corp., Strike Price USD 45, Expires 8/22/11	60	(5,100)
Insituform Technologies, Inc., Strike Price USD 22.50, Expires 8/22/11	71	(1,243)
Itron, Inc., Strike Price USD 50, Expires 8/22/11	135	(2,025)
Johnson Controls, Inc., Strike Price USD 41, Expires 8/22/11	135	(1,350)
Layne Christensen Co., Strike Price USD 28.50, Expires 8/03/11	54	(5,001)
MEMC Electronic Materials, Inc., Strike Price USD 8, Expires 8/22/11	90	(2,295)
Monsanto Co., Strike Price USD 75, Expires 8/22/11	205	(27,265)
The Mosaic Co., Strike Price USD 70, Expires 8/22/11	180	(51,480)
Ormat Technologies, Inc., Strike Price USD 22.50, Expires 8/22/11	97	(2,425)
Pentair, Inc., Strike Price USD 39, Expires 9/19/11	245	(16,736)
Plum Creek Timber Co, Inc., Strike Price USD 40, Expires 8/22/11	275	(4,400)
Potash Corp. of Saskatchewan, Inc.:
Strike Price USD 55, Expires 8/22/11	135	(49,950)
Strike Price USD 57.50, Expires 8/22/11	135	(28,890)
Quanta Services, Inc., Strike Price USD 19, Expires 8/22/11	245	(12,250)
Rayonier, Inc., Strike Price USD 67.25, Expires 8/22/11	89	(2,494)
Sasol Ltd., Strike Price USD 52.50, Expires 8/22/11	98	(6,363)
The Shaw Group, Inc., Strike Price USD 27, Expires 8/22/11	160	(6,400)
Suntech Power Holdings Co. Ltd. - ADR, Strike Price USD 8, Expires 8/22/11	66	(924)
Tetra Tech, Inc., Strike Price USD 23, Expires 8/22/11	440	(10,946)
Trina Solar Ltd. - ADR, Strike Price USD 23, Expires 8/22/11	57	(314)

2	JULY 31, 2011

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (concluded)
Watts Water Technologies, Inc., Strike Price USD 34, Expires 8/05/11	155	$(2,620)

Total Exchange-Traded Call Options Written		(439,005)

Over-the-Counter Call Options Written – (0.8)%
ABB Ltd., Strike Price CHF 22.19, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	7,700	(38)
Acciona SA, Strike Price EUR 69.08, Expires 8/03/11, Broker Societe General Securities Corp.	2,500	(11,072)
All American Latina Logistica SA, Strike Price BRL 13.03, Expires 8/11/11, Broker Credit Suisse First Boston	59,900	(98)
American States Water Co., Strike Price USD 34.44, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	22,000	(5,795)
American Water Works Co., Inc., Strike Price USD 29.35, Expires 8/09/11, Broker Goldman Sachs & Co.	29,000	(585)
Aqua America, Inc.:
Strike Price USD 21.71, Expires 8/05/11, Broker Deutsche Bank Securities Corp.	19,000	(1,504)
Strike Price USD 22.49, Expires 8/31/11, Broker Morgan Stanley & Co., Inc.	17,500	(2,581)
BrasilAgro - Companhia Brasileira de Propriedades AG:
Strike Price BRL 10.20, Expires 8/11/11, Broker Credit Suisse First Boston	39,400	(2,681)
Strike Price BRL 10.24, Expires 8/17/11, Broker Credit Suisse First Boston	39,000	(3,031)
Strike Price BRL 10.20, Expires 8/25/11, Broker Deutsche Bank Securities Corp.	39,000	(4,290)
Strike Price BRL 10.29, Expires 9/09/11, Broker Banc of America Securities	39,400	(4,756)
Strike Price BRL 10.21, Expires 9/22/11, Broker Barclays Capital, Inc.	39,400	(6,569)
California Water Service Group:
Strike Price USD 18.17, Expires 8/09/11, Broker Deutsche Bank Securities Corp.	23,000	(6,087)
Strike Price USD 18.53, Expires 8/30/11, Broker Citigroup Global Markets, Inc.	23,000	(5,658)
China Longyuan Power Group Corp., Strike Price HKD 7.92, Expires 8/16/11, Broker Citigroup Global Markets, Inc.	67,500	(2)
China Water Affairs Group Ltd., Strike Price HKD 2.72, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	2,050,000	(2,826)
Cia de Saneamento Basico do Estado de Sao Paulo, Strike Price BRL 46.97, Expires 8/11/11, Broker Credit Suisse First Boston	36,500	(12,629)
Cia de Saneamento de Minas Gerais:
Strike Price BRL 29.89, Expires 8/11/11, Broker Credit Suisse First Boston	36,000	(61,034)
Strike Price BRL 31.31, Expires 9/14/11, Broker Barclays Capital, Inc.	36,000	(41,400)
CNH Global NV, Strike Price USD 37.03, Expires 8/09/11, Broker Deutsche Bank Securities Corp.	13,500	(23,640)
Cresud SACIF y A - ADR, Strike Price USD 15.35, Expires 8/30/11, Broker Morgan Stanley & Co., Inc.	23,500	(8,202)
Enel Green Power SpA, Strike Price EUR 1.82, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	45,000	(805)
Gamesa Corp. Tecnologica SA, Strike Price EUR 5.29, Expires 8/03/11, Broker Societe General Securities Corp.	27,000	(1,379)
Hansen Transmissions International NV:
Strike Price GBP 0.36, Expires 9/06/11, Broker UBS Securities LLC	102,000	(49,093)
Strike Price GBP 0.34, Expires 9/13/11, Broker Societe General Securities Corp.	102,000	(52,145)
Hera SpA, Strike Price EUR 1.49, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	205,000	(914)
Hyflux Ltd., Strike Price SGD 2.01, Expires 8/16/11, Broker JPMorgan Chase Securities	391,000	(4,353)
Iberdrola SA, Strike Price EUR 5.75, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	124,700	(26,071)
Illovo Sugar Ltd., Strike Price ZAR 25.01, Expires 8/04/11, Broker Citigroup Global Markets, Inc.	107,364	(14,901)
Incitec Pivot Ltd., Strike Price AUD 3.81, Expires 8/16/11, Broker Societe General Securities Corp.	137,500	(29,437)
Inversiones Aguas Metropolitanas SA:
Strike Price CLP 735.25, Expires 8/04/11, Broker Credit Suisse First Boston	225,000	(1,368)
Strike Price CLP 727.20, Expires 8/11/11, Broker Citigroup Global Markets, Inc.	225,000	(4,349)
Strike Price CLP 728.21, Expires 9/14/11, Broker UBS Securities LLC	225,000	(9,437)
IOI Corp. Bhd, Strike Price MYR 5.37, Expires 8/16/11, Broker JPMorgan Chase Securities	240,000	(286)
Israel Chemicals Ltd., Strike Price ILS 51.31, Expires 8/04/11, Broker Citigroup Global Markets, Inc.	40,500	(74,051)
Johnson Matthey Plc, Strike Price GBP 19.00, Expires 8/04/11, Broker Societe General Securities Corp.	40,500	(87,118)
K+S AG, Strike Price EUR 52.68, Expires 8/04/11, Broker UBS Securities LLC	9,300	(38,349)
Kingspan Group Plc:
Strike Price EUR 7.05, Expires 8/03/11, Broker Societe General Securities Corp.	5,300	(466)
Strike Price EUR 6.91, Expires 9/06/11, Broker Societe General Securities Corp.	5,300	(2,002)
Kurita Water Industries Ltd., Strike Price JPY 2,435.22, Expires 8/16/11, Broker JPMorgan Chase Securities	30,500	(152)
Makhteshim-Agan Industries Ltd., Strike Price ILS 19.24, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	85,000	(881)
Manila Water Co, Inc., Strike Price PHP 18.89, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	2,500,000	(52,300)

JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
NextEra Energy, Inc., Strike Price USD 57.40, Expires 8/31/11, Broker Societe General Securities Corp.	12,500	$(4,195)
Nordex SE, Strike Price EUR 5.89, Expires 8/17/11, Broker UBS Securities LLC	4,100	(131)
Northumbrian Water Group Plc:
Strike Price GBP 4.18, Expires 8/04/11, Broker Citigroup Global Markets, Inc.	97,000	(52,646)
Strike Price GBP 4.58, Expires 9/13/11, Broker Societe General Securities Corp.	97,000	(17,777)
Novozymes A/S, B Shares, Strike Price DKK 867.76, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	4,300	(6,593)
Nufarm Ltd., Strike Price AUD 4.29, Expires 8/16/11, Broker Societe General Securities Corp.	35,700	(6,659)
Orkla ASA, Strike Price NOK 50.03, Expires 8/17/11, Broker Societe General Securities Corp.	29,700	(5,887)
Pennon Group Plc, Strike Price GBP 6.73, Expires 8/04/11, Broker Citigroup Global Markets, Inc.	95,000	(77,407)
Renewable Energy Corp. ASA, Strike Price NOK 8.37, Expires 8/17/11, Broker UBS Securities LLC	13,500	(4,098)
Roper Industries, Inc., Strike Price USD 81.68, Expires 8/02/11, Broker Goldman Sachs & Co.	6,000	(3,562)
Sao Martinho SA:
Strike Price BRL 22.57, Expires 8/11/11, Broker Credit Suisse First Boston	24,200	(8,665)
Strike Price BRL 22.87, Expires 9/09/11, Broker Credit Suisse First Boston	41,600	(26,342)
Strike Price BRL 21.85, Expires 9/22/11, Broker Citigroup Global Markets, Inc.	24,200	(25,398)
Schneider Electric SA, Strike Price EUR 114.74, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	2,900	(463)
Scottish & Southern Energy Plc:
Strike Price GBP 14.12, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	5,400	(18)
Strike Price GBP 14.30, Expires 9/06/11, Broker UBS Securities LLC	9,000	(83)
Severn Trent Plc, Strike Price GBP 14.29, Expires 8/04/11, Broker Societe General Securities Corp.	51,000	(8,638)
Sinofert Holdings Ltd., Strike Price HKD 3.53, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	1,358,000	(1,320)
SLC Agricola SA:
Strike Price BRL 18.05, Expires 8/04/11, Broker Citigroup Global Markets, Inc.	16,900	(478)
Strike Price BRL 18.13, Expires 8/11/11, Broker Citigroup Global Markets, Inc.	33,700	(2,514)
Strike Price BRL 17.16, Expires 9/09/11, Broker Credit Suisse First Boston	16,900	(8,401)
Solarworld AG, Strike Price EUR 8.65, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	12,900	(977)
Suez Environnement Co., Strike Price EUR 14.13, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	5,200	(28)
SunOpta, Inc., Strike Price USD 6.60, Expires 8/31/11, Broker UBS Securities LLC	31,500	(1,570)
Syngenta AG, Strike Price CHF 279.59, Expires 8/17/11, Broker Societe General Securities Corp.	4,600	(741)
Tianjin Capital Environmental Protection Group Co. Ltd., Strike Price HKD 2.30, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	938,000	(1,517)
Trimble Navigation Ltd., Strike Price USD 41.48, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	12,300	–
Umicore, Strike Price EUR 37.28, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	13,400	(7,903)
United Utilities Group Plc, Strike Price GBP 5.93, Expires 8/04/11, Broker Credit Suisse First Boston	41,000	(1,798)
Veolia Environnement, Strike Price EUR 19.45, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	5,000	(3)
Vestas Wind Systems A/S, Strike Price DKK 131.40, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	16,800	(2,657)
Viterra, Inc.:
Strike Price CAD 10.50, Expires 8/22/11, Broker T.D. Securities	340	(17,793)
Strike Price CAD 11, Expires 8/22/11, Broker T.D. Securities	130	(2,721)
Wacker Chemie AG, Strike Price EUR 152.50, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	3,500	(424)
Wilmar International Ltd., Strike Price SGD 5.42, Expires 8/16/11, Broker UBS Securities LLC	43,000	(16,754)

Total Over-the-Counter Call Options Written		(970,496)

Total Options Written (Premiums Received – $1,586,537) – (1.1)%		(1,409,501)

Total Investments Net of Outstanding Options Written – 100.5%		130,153,490
Liabilities in Excess of Other Assets – (0.5)%		(657,989)

Net Assets – 100.0%		$129,495,501

4	JULY 31, 2011

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$155,566,882

Gross unrealized appreciation	$8,826,673
Gross unrealized depreciation	(32,830,564)

Net unrealized depreciation	$(24,003,891)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Net Activity	Shares/ Beneficial Interest Held at July 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,825,217	1,192,143	7,017,360	$44	$5,011
BlackRock Liquidity Series, LLC Money Market Series	–	$596,517	$596,517	–	$8,049

(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,957	EUR	9,000	Deutsche Bank Securities Corp.	8/03/11	$26
USD	46,138	ILS	158,000	RBS Securities, Inc.	8/02/11	(37)
USD	5,218	CAD	5,000	Citigroup Global Markets, Inc.	8/02/11	(16)

Total						$(27)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

JULY 31, 2011	5

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report. The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$1,112,195	–	–	$1,112,195
Building Products	–	$236,654	–	236,654
Chemicals	16,667,276	13,728,032	–	30,395,308
Commercial Services & Supplies	2,151,600	596,462	–	2,748,062
Construction & Engineering	2,601,803	–	–	2,601,803
Electric Utilities	1,519,375	3,500,130	–	5,019,505
Electrical Equipment	1,755,683	2,569,364	–	4,325,047
Electronic Equipment, Instruments & Components	2,262,890	–	–	2,262,890
Food Products	15,916,400	1,389,991	–	17,306,391
Independent Power Producers & Energy Traders	672,365	379,745	–	1,052,110
Industrial Conglomerates	–	619,299	–	619,299
Machinery	9,164,929	1,966,093	–	11,131,022
Materials	–	2,583,180	–	2,583,180
Multi-Utilities	–	2,234,460	–	2,234,460
Oil, Gas & Consumable Fuels	1,087,278	1,504,810	–	2,592,088
Paper & Forest Products	719,489	–	–	719,489
Real Estate Investment Trusts (REITs)	3,600,486	–	–	3,600,486
Road & Rail	969,081	–	–	969,081
Semiconductors & Semiconductor Equipment	904,964	380,743	–	1,285,707
Water Utilities	19,310,784	11,843,553	–	31,154,337
Short-Term Securities	7,017,360	596,517	–	7,613,877

Total	$87,433,958	$44,129,033	–	$131,562,991

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$26	–	–	$26
Liabilities:
Equity contracts	(391,432)	$(1,018,069)	–	(1,409,501)
Foreign currency exchange contracts	(53)	–	–	(53)

Total	$(391,459)	$(1,018,069)	–	$(1,409,528)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

6	JULY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EcoSolutions Investment Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EcoSolutions Investment Trust

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock EcoSolutions Investment Trust

Date: September 26, 2011